Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of associates and joint ventures [Line Items]
Acquisition cost		₩ 1,232,709		₩ 1,020,492
Share of net asset amount		998,385		765,121
Carrying amount	[1]	₩ 1,137,184		₩ 947,390		₩ 722,222
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		66.66%		66.66%	[2]
Acquisition cost		₩ 0		₩ 3,001	[2]
Share of net asset amount		5,624		5,203	[2]
Carrying amount	[1]	₩ 2,812		₩ 5,203	[2]	6,063
Industry		Investment finance		Investment finance	[2]
Location		Korea		Korea	[2]
Description of nature of entity's relationship with joint venture		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Balhae Infrastructure Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	14.35%		16.37%
Acquisition cost	[3]	₩ 123,479		₩ 138,678
Share of net asset amount	[3],[4]	106,822		139,015
Carrying amount	[1]	₩ 106,823	[3],[4]	₩ 139,015	[3],[4]	93,766
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Aju Good Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.46%
Acquisition cost		₩ 343		₩ 343
Share of net asset amount		9,093		9,313
Carrying amount	[1]	₩ 9,093		₩ 9,313		14,296
Industry		Investment finance		Investment finance
Location		Korea		Korea
Incheon Bridge Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	14.99%		14.99%
Acquisition cost	[3]	₩ 9,158		₩ 9,158
Share of net asset amount	[3],[4]	7,383		(535)
Carrying amount	[1],[3],[4]	₩ 7,383		₩ 0
Industry	[3]	Operation of highways and related facilities		Operation of highways and related facilities
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Big Dipper Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	17.77%		17.77%
Acquisition cost	[3]	₩ 440		₩ 440
Share of net asset amount	[3],[4]	(11)		32
Carrying amount	[1]	₩ 0	[3],[4]	₩ 32	[3],[4]	94
Industry	[3]	Research, consulting, and big data		Research, consulting, and big data
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Food Factory Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.22%		22.22%	[5]
Acquisition cost		₩ 1,000		₩ 1,000	[5]
Share of net asset amount	[4]	919		684	[5]
Carrying amount	[1]	₩ 330	[4]	₩ 1,541	[4],[5]	1,483
Industry		Farm product distribution		Farm product distribution	[5]
Location		Korea		Korea	[5]
KBSP Private Equity Fund No.4
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]			14.95%
Acquisition cost	[3]			₩ 6,100
Share of net asset amount	[3]			3,995
Carrying amount	[3]			₩ 3,995
Industry	[3]			Investment finance
Location	[3]			Korea
Description of nature of entity's relationship with associate				As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Korea Credit Bureau Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	9.00%		9.00%
Acquisition cost	[3]	₩ 4,500		₩ 4,500
Share of net asset amount	[3],[4]	10,992		7,948
Carrying amount	[3],[4]	₩ 10,992		₩ 7,948
Industry	[3]	Credit information		Credit information
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB Social Impact Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%		30.00%
Acquisition cost		₩ 4,500		₩ 4,500
Share of net asset amount	[4]	3,898		3,514
Carrying amount	[4]	₩ 3,898		₩ 3,514
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-Solidus Global Healthcare Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	43.33%		43.33%
Acquisition cost	[2]	₩ 16,047		₩ 17,217
Share of net asset amount	[2],[4]	1,303		16,829
Carrying amount	[1]	₩ 1,999	[2],[4]	₩ 17,525	[2],[4]	18,485
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entity's relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
POSCO-KB Shipbuilding Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%		31.25%
Acquisition cost		₩ 1,576		₩ 1,826
Share of net asset amount	[4]	2,366		3,223
Carrying amount	[1]	₩ 2,366	[4]	₩ 3,223	[4]	4,738
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-TS Technology Venture Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	56.00%		56.00%
Acquisition cost	[2]	₩ 6,608		₩ 6,608
Share of net asset amount	[2],[4]	9,536		11,129
Carrying amount	[1]	₩ 9,536	[2],[4]	₩ 11,129	[2],[4]	12,372
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entity's relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-SJ Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	18.52%		18.52%
Acquisition cost	[3]	₩ 378		₩ 568
Share of net asset amount	[3],[4]	1,518		1,781
Carrying amount	[1]	₩ 1,518	[3],[4]	₩ 1,781	[3],[4]	3,242
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
UNION Media Commerce Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.99%		28.99%
Acquisition cost		₩ 1,000		₩ 1,000
Share of net asset amount		941		946
Carrying amount		₩ 941		₩ 946
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-Stonebridge Secondary Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	14.56%		14.56%
Acquisition cost	[3]	₩ 11,802		₩ 16,171
Share of net asset amount	[3],[4]	12,008		16,867
Carrying amount	[1]	₩ 12,008	[3],[4]	₩ 16,867	[3],[4]	18,885
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	7.69%		37.69%
Acquisition cost	[2]	₩ 4,628		₩ 9,216
Share of net asset amount	[2],[4]	0		5,764
Carrying amount	[1]	₩ 822	[2],[4]	₩ 7,640	[2],[4]	15,910
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entity's relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
KB-UTC Inno-Tech Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	44.29%		44.29%
Acquisition cost	[2]	₩ 18,849		₩ 18,849
Share of net asset amount	[2],[4]	7,398		11,730
Carrying amount	[1]	₩ 8,724	[2],[4]	₩ 15,482	[2],[4]	17,977
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entity's relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
WJ Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.95%		26.95%
Acquisition cost		₩ 10,000		₩ 10,000
Share of net asset amount		9,525		9,423
Carrying amount		₩ 9,525		₩ 9,423
Industry		Investment finance		Investment finance
Location		Korea		Korea
Description of nature of entity's relationship with associate				As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
All Together Korea Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[6]	99.99%		99.99%
Acquisition cost	[6]	₩ 10,000		₩ 10,000
Share of net asset amount	[4],[6]	11,026		10,847
Carrying amount	[4],[6]	₩ 11,026		₩ 10,847
Industry	[6]	Asset management		Asset management
Location	[6]	Korea		Korea
Description of nature of entity's relationship with joint venture		As of December 31, 2024 and 2025, the Group participates in the investment management committee but cannot exercise control.		As of December 31, 2024 and 2025, the Group participates in the investment management committee but cannot exercise control.
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	12.00%		12.00%
Acquisition cost	[3]	₩ 10,956		₩ 10,758
Share of net asset amount	[3],[4]	19,939		16,043
Carrying amount	[3],[4]	₩ 19,939		₩ 16,043
Industry	[3]	Asset management		Asset management
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
2020 KB Fintech Renaissance Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	5.05%		5.05%
Acquisition cost	[3]	₩ 384		₩ 550
Share of net asset amount	[3],[4]	891		1,077
Carrying amount	[1]	₩ 891	[3],[4]	₩ 1,077	[3],[4]	1,041
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
FineKB Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.00%		25.00%
Acquisition cost		₩ 6,400		₩ 15,940
Share of net asset amount	[4]	9,858		13,712
Carrying amount	[1]	₩ 9,858	[4]	₩ 13,712	[4]	7,697
Industry		Investment finance		Investment finance
Location		Korea		Korea
Description of nature of entity's relationship with associate				As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
G Payment Joint Stock Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		43.84%		43.84%
Acquisition cost		₩ 7,445		₩ 7,445
Share of net asset amount	[4]	1,910		1,504
Carrying amount	[1]	₩ 2,386	[4]	₩ 2,521	[4]	8,966
Industry		Investment advisory and securities trading		Investment advisory and securities trading
Location		Vietnam		Vietnam
Smart Korea KB Future9-Sejong Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.46%
Acquisition cost		₩ 4,366		₩ 2,366
Share of net asset amount	[4]	4,317		2,325
Carrying amount	[1]	₩ 4,317	[4]	₩ 2,325	[4]	2,398
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-KTB Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	50.90%		50.90%
Acquisition cost	[2]	₩ 28,001		₩ 28,001
Share of net asset amount	[2]	14,750		25,446
Carrying amount	[1]	₩ 24,585	[2]	₩ 25,448	[2]	21,391
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
KB-SOLIDUS Healthcare Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	90.40%		90.40%
Acquisition cost	[2]	₩ 89,378		₩ 65,810
Share of net asset amount	[2],[4]	90,279		62,383
Carrying amount	[1]	₩ 89,188	[2],[4]	₩ 62,282	[2],[4]	40,172
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Paramark KB Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	17.34%		17.34%
Acquisition cost	[3]	₩ 27,927		₩ 23,671
Share of net asset amount	[3],[4]	27,381		23,219
Carrying amount	[1]	₩ 27,381	[3],[4]	₩ 23,219	[3],[4]	13,645
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Others
Disclosure of associates and joint ventures [Line Items]
Acquisition cost		₩ 1,668		₩ 2,841
Share of net asset amount		14,861		2,367
Carrying amount		₩ 2,825		₩ 1,911
KB-GeneN Medical Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.52%		22.52%
Acquisition cost		₩ 2,000		₩ 2,000
Share of net asset amount		1,838		1,880
Carrying amount		₩ 1,838		₩ 1,880
Industry		Investment finance		Investment finance
Location		Korea		Korea
Description of nature of entity's relationship with associate				As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
DA-Friend New Technology Investment Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		27.40%		27.40%
Acquisition cost		₩ 988		₩ 988
Share of net asset amount		902		906
Carrying amount		₩ 902		₩ 906
Industry		Investment finance		Investment finance
Location		Korea		Korea
Cornerstone Pentastone Fund No.4
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.05%		21.05%
Acquisition cost		₩ 818		₩ 818
Share of net asset amount	[4]	763		764
Carrying amount	[1]	₩ 763	[4]	₩ 764	[4]	775
Industry		Investment finance		Investment finance
Location		Korea		Korea
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.24%		26.24%
Acquisition cost		₩ 46,700		₩ 46,700
Share of net asset amount	[4]	0		24,452
Carrying amount	[4]	₩ 0		₩ 0
Industry		Real estate investment		Real estate investment
Location		Korea		Korea
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		40.91%		40.91%
Acquisition cost		₩ 19,426		₩ 18,076
Share of net asset amount		13,286		13,109
Carrying amount		₩ 13,286		₩ 13,109
Industry		Investment finance		Investment finance
Location		Korea		Korea
JS Private Equity Fund No.3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.48%		20.48%
Acquisition cost		₩ 196		₩ 945
Share of net asset amount	[4]	411		742
Carrying amount	[4]	₩ 411		₩ 742
Industry		Investment finance		Investment finance
Location		Korea		Korea
Mirae Asset Mobility Investment Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.99%		22.99%
Acquisition cost		₩ 2,000		₩ 2,000
Share of net asset amount	[4]	1,885		1,918
Carrying amount	[1]	₩ 1,885	[4]	₩ 1,918	[4]	1,949
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-FT Green Growth 1st Technology Investment Association
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	10.34%		10.34%
Acquisition cost	[3]	₩ 2,000		₩ 2,000
Share of net asset amount	[3],[4]	1,847		1,889
Carrying amount	[1]	₩ 1,847	[3],[4]	₩ 1,889	[3],[4]	1,928
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Glenwood Credit Private Equity Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.89%		29.89%
Acquisition cost		₩ 42,000		₩ 42,000
Share of net asset amount	[4]	43,887		44,380
Carrying amount	[1]	₩ 43,887	[4]	₩ 44,380	[4]	43,922
Industry		Investment finance		Investment finance
Location		Korea		Korea
THE CHAEUL FUND NO.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				31.25%
Acquisition cost				₩ 1,000
Share of net asset amount	[4]			954
Carrying amount	[1]	₩ 0		₩ 954	[4]	972
Industry				Investment finance
Location				Korea
KB Co-Investment Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	7.12%		7.12%
Acquisition cost	[3]	₩ 16,522		₩ 15,509
Share of net asset amount	[3]	16,522		15,968
Carrying amount	[3]	₩ 17,359		₩ 15,968
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
POSITIVE Sobujang Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				44.00%
Acquisition cost				₩ 879
Share of net asset amount	[4]			869
Carrying amount	[1]	₩ 0		₩ 869	[4]	1,965
Industry				Investment finance
Location				Korea
History 2022 Fintech Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				34.80%
Acquisition cost				₩ 2,000
Share of net asset amount	[4]			1,896
Carrying amount	[1]	₩ 0		₩ 1,896	[4]	1,938
Industry				Investment finance
Location				Korea
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.85%		29.85%
Acquisition cost		₩ 46,109		₩ 40,249
Share of net asset amount	[4]	46,655		38,592
Carrying amount	[1]	₩ 46,655	[4]	₩ 38,592	[4]	19,429
Industry		Investment finance		Investment finance
Location		Korea		Korea
TMAP Mobility Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	8.25%		8.25%
Acquisition cost	[3]	₩ 199,981		₩ 199,981
Share of net asset amount	[3],[4]	53,838		52,287
Carrying amount	[1]	₩ 182,457	[3],[4]	₩ 182,000	[3],[4]	183,572
Industry	[3]	Application software development and supply		Application software development and supply
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Nextrade Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	6.64%		6.64%
Acquisition cost	[3]	₩ 9,700		₩ 9,700
Share of net asset amount	[3],[4]	8,374		8,180
Carrying amount	[1]	₩ 8,374	[3],[4]	₩ 8,180	[3],[4]	9,225
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Shinhan Global Mobility Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.56%		24.56%
Acquisition cost		₩ 1,345		₩ 1,345
Share of net asset amount	[4]	1,265		1,294
Carrying amount	[1]	₩ 1,265	[4]	₩ 1,294	[4]	1,324
Industry		Investment finance		Investment finance
Location		Korea		Korea
SKB Next Unicorn K-Battery Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.84%		24.84%
Acquisition cost		₩ 1,908		₩ 1,908
Share of net asset amount	[4]	1,810		1,850
Carrying amount	[1]	₩ 1,810	[4]	₩ 1,850	[4]	1,890
Industry		Investment finance		Investment finance
Location		Korea		Korea
MW-Pyco NewWave New Technology Investment Fund 4th
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	51.30%		51.30%
Acquisition cost	[2]	₩ 2,000		₩ 2,000
Share of net asset amount	[2]	0		1,922	[4]
Carrying amount	[1]	₩ 0	[2]	₩ 1,922	[2],[4]	1,965
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entity's relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Bitgoeul Cheomdan Green 1st Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	19.00%		19.00%
Acquisition cost	[3]	₩ 342		₩ 342
Share of net asset amount	[3],[4]	240		241
Carrying amount	[1]	₩ 240	[3],[4]	₩ 241	[3],[4]	165
Industry	[3]	Electricity		Electricity
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-SUSUNG 1st Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	15.00%		15.00%
Acquisition cost	[3]	₩ 195		₩ 1,614
Share of net asset amount	[3],[4]	833		2,188
Carrying amount	[1]	₩ 833	[3],[4]	₩ 2,188	[3],[4]	2,953
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Shinhan-Eco Venture Fund 2nd
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.00%		20.00%
Acquisition cost		₩ 1,885		₩ 2,050
Share of net asset amount	[4]	1,807		1,973
Carrying amount	[1]	₩ 1,807	[4]	₩ 1,973	[4]	1,800
Industry		Investment finance		Investment finance
Location		Korea		Korea
Leading H2O Fund 1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		48.20%		48.20%
Acquisition cost		₩ 1,500		₩ 1,500
Share of net asset amount	[4]	1,421		1,455
Carrying amount	[1]	₩ 1,421	[4]	₩ 1,455	[4]	1,489
Industry		Investment finance		Investment finance
Location		Korea		Korea
2023 JB Newtech No.2 Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				25.70%
Acquisition cost				₩ 1,406
Share of net asset amount				1,705
Carrying amount				₩ 1,705
Industry				Investment finance
Location				Korea
U-KB Credit No.1S Private Equity
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		33.33%		33.33%
Acquisition cost		₩ 24,433		₩ 7,300
Share of net asset amount		21,743		8,006
Carrying amount		₩ 21,740		₩ 8,006
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-BridgePole Venture Investment Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	14.29%		14.29%
Acquisition cost	[3]	₩ 1,500		₩ 1,500
Share of net asset amount	[3],[4]	1,432		1,463
Carrying amount	[1]	₩ 1,432	[3],[4]	₩ 1,463	[3],[4]	1,494
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Sirius Silicon Valley I New Technology Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		23.81%		23.81%
Acquisition cost		₩ 500		₩ 500
Share of net asset amount	[4]	463		474
Carrying amount	[1]	₩ 463	[4]	₩ 474	[4]	485
Industry		Investment finance		Investment finance
Location		Korea		Korea
FineKB Private Equity Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	0.85%		0.85%
Acquisition cost	[3]	₩ 250		₩ 250
Share of net asset amount	[3],[4]	245		248
Carrying amount	[1]	₩ 245	[3],[4]	₩ 248	[3],[4]	0
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Timefolio Athleisure Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		48.19%		48.19%
Acquisition cost		₩ 4,000		₩ 4,000
Share of net asset amount	[4]	3,750		3,923
Carrying amount	[1]	₩ 3,750	[4]	₩ 3,923	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
VIG Private Equity Fund V-3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		39.60%		39.60%
Acquisition cost		₩ 4,484		₩ 1,636
Share of net asset amount	[4]	15,127		4,126
Carrying amount	[1]	₩ 4,268	[4]	₩ 1,636	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
COMPA Global Scale-Up Fund No.3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%		30.00%
Acquisition cost		₩ 1,000		₩ 1,000
Share of net asset amount	[4]	957		980
Carrying amount	[1]	₩ 957	[4]	₩ 980	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
AKK Robotech Valueup New Technology Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]			5.00%
Acquisition cost	[3]			₩ 1,000
Share of net asset amount	[3],[4]			1,127
Carrying amount	[1]	₩ 0		₩ 1,127	[3],[4]	0
Industry	[3]			Investment finance
Location	[3]			Korea
Description of nature of entity's relationship with associate				As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
YG MCE PROJECT NO.1 Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		27.80%		27.80%
Acquisition cost		₩ 1,500		₩ 1,500
Share of net asset amount		0		1,477	[4]
Carrying amount	[1]	₩ 0		₩ 1,477	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
HI YG Win-win Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.62%		20.62%
Acquisition cost		₩ 2,000		₩ 2,000
Share of net asset amount	[4]	2,154		1,973
Carrying amount	[1]	₩ 2,154	[4]	₩ 1,973	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-CJ Venture Fund 1st
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		40.00%		40.00%
Acquisition cost		₩ 1,800		₩ 1,800
Share of net asset amount	[4]	1,869		1,733
Carrying amount	[1]	₩ 1,869	[4]	₩ 1,733	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
Elohim-Bilanx aerospace No.1 Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.94%		20.94%
Acquisition cost		₩ 2,000		₩ 2,000
Share of net asset amount	[4]	1,937		1,978
Carrying amount	[1]	₩ 1,937	[4]	₩ 1,978	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-SUSUNG 2st Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	12.66%		12.66%
Acquisition cost	[3]	₩ 2,000		₩ 2,000
Share of net asset amount	[3],[4]	1,959		1,981
Carrying amount	[1]	₩ 1,959	[3],[4]	₩ 1,981	[3],[4]	0
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate				As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
IMM global Secondary 1-1 Equity Private Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		41.65%		41.65%
Acquisition cost		₩ 3,413		₩ 2,819
Share of net asset amount	[4]	4,975		3,754
Carrying amount	[1]	₩ 4,975	[4]	₩ 3,754	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
LIB Material Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.49%		25.49%
Acquisition cost		₩ 4,098		₩ 4,098
Share of net asset amount	[4]	829		1,475
Carrying amount	[1]	₩ 829	[4]	₩ 1,475	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
NOVORSEC-SJG Consumer Secondary Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				24.30%
Acquisition cost				₩ 1,700
Share of net asset amount	[4]			1,688
Carrying amount	[1]	₩ 0		₩ 1,688	[4]	0
Industry				Investment finance
Location				Korea
Allra Fintech Corp.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	14.98%		15.77%
Acquisition cost	[3]	₩ 8,547		₩ 8,532
Share of net asset amount	[3],[4]	2,119		1,638
Carrying amount	[1]	₩ 8,813	[3],[4]	₩ 8,684	[3],[4]	0
Industry	[3]	System software development and supply		System software development and supply
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-SBI Global Strategic Capital Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		36.39%		36.39%
Acquisition cost		₩ 34,112		₩ 11,299
Share of net asset amount	[4]	32,708		10,782
Carrying amount	[1]	₩ 32,711	[4]	₩ 10,784	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-Cyrus Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	18.52%		18.52%
Acquisition cost	[3]	₩ 2,000		₩ 1,000
Share of net asset amount	[3],[4]	1,855		977
Carrying amount	[1]	₩ 1,855	[3],[4]	₩ 977	[3],[4]	0
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
IBKS Design Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		46.51%		46.51%
Acquisition cost		₩ 2,000		₩ 2,000
Share of net asset amount	[4]	4,811		1,996
Carrying amount	[1]	₩ 4,811	[4]	₩ 1,996	[4]	0
Industry		Investment finance		Investment finance
Location		Korea		Korea
NICE DATA INTELLIGENCE VENTURE FUND
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				23.53%
Acquisition cost				₩ 1,000
Share of net asset amount	[4]			998
Carrying amount	[1]	₩ 0		₩ 998	[4]	0
Industry				Investment finance
Location				Korea
Pectus Hanhwa Fund 2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				29.41%
Acquisition cost				₩ 2,000
Share of net asset amount	[4]			1,950
Carrying amount	[1]	₩ 0		₩ 1,950	[4]	0
Industry				Investment finance
Location				Korea
KB-IMM New Star Real Estate Private Fund I
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	61.67%		61.67%
Acquisition cost	[2]	₩ 60,845		₩ 31,563
Share of net asset amount	[2],[4]	63,022		33,074
Carrying amount	[2],[4]	₩ 63,022		₩ 33,074
Industry	[2]	Investment finance		Investment finance
Location	[2]	Korea		Korea
Description of nature of entity's relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
Korea Environment Technology Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				24.31%
Acquisition cost				₩ 107,428
Share of net asset amount	[4]			43,156
Carrying amount	[1]	₩ 0		₩ 107,428	[4]	0
Industry				Non-designated waste treatment
Location				Korea
Reboot Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.50%		21.50%
Acquisition cost		₩ 7,000		₩ 7,000
Share of net asset amount	[4]	6,839		6,946
Carrying amount	[1]	₩ 6,839	[4]	₩ 6,946	[4]	₩ 0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-LB Middle Market Enterprises Innovation Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		36.20%
Acquisition cost		₩ 8,137
Share of net asset amount	[4]	7,075
Carrying amount	[1]	₩ 7,073	[4]	₩ 0
Industry		Investment finance
Location		Korea
YG AI Industrial Automation Solutions FUND [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.20%
Acquisition cost		₩ 2,000
Share of net asset amount	[4]	1,992
Carrying amount	[1]	₩ 1,992	[4]	0
Industry		Investment finance
Location		Korea
Semicolon Susong REITs Co., Ltd. [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.87%
Acquisition cost		₩ 86,292
Share of net asset amount	[4]	85,335
Carrying amount	[1]	₩ 85,331	[4]	0
Industry		Investment finance
Location		Korea
KB-Novus Genesis Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	9.40%
Acquisition cost	[3]	₩ 2,300
Share of net asset amount	[3],[4]	2,267
Carrying amount	[1]	₩ 2,267	[3],[4]	0
Industry	[3]	Investment finance
Location	[3]	Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
AIM-KB-DOUBLE Connected Future Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	8.33%
Acquisition cost	[3]	₩ 1,000
Share of net asset amount	[3],[4]	984
Carrying amount	[1]	₩ 984	[3],[4]	0
Industry	[3]	Investment finance
Location	[3]	Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
ATP TP VC Fund No.1 [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		39.60%
Acquisition cost		₩ 2,000
Share of net asset amount	[4]	1,976
Carrying amount	[1]	₩ 1,976	[4]	0
Industry		Investment finance
Location		Korea
KB-IMM New Star Real Estate Private Fund II
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	60.91%
Acquisition cost	[2]	₩ 26,337
Share of net asset amount	[2]	16,525
Carrying amount	[2]	₩ 26,361
Industry	[2]	Investment finance
Location	[2]	Korea
Description of nature of entity's relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		41.30%
Acquisition cost		₩ 61,901
Share of net asset amount	[4]	62,424
Carrying amount	[1]	₩ 62,424	[4]	0
Industry		Investment finance
Location		Korea
IMM Korea Beauty Co-Invest Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[2]	51.00%
Acquisition cost	[2]	₩ 50,000
Share of net asset amount	[2],[4]	49,633
Carrying amount	[1]	₩ 49,633	[2],[4]	0
Industry	[2]	Investment finance
Location	[2]	Korea
Description of nature of entity's relationship with associate		In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
VP Inc [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	10.80%
Acquisition cost	[3]	₩ 14,312
Share of net asset amount	[3],[4]	12,659
Carrying amount	[1]	₩ 14,312	[3],[4]	0
Industry	[3]	Other financial support service
Location	[3]	Korea
Description of nature of entity's relationship with associate		As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
DAILY Fountainhead Blind Private Equity Fund II [Member]
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.02%
Acquisition cost		₩ 11,250
Share of net asset amount	[4]	5,360
Carrying amount	[1]	₩ 10,746	[4]	0
Industry		Investment finance
Location		Korea
KB-ANDA Deep Tech Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%
Acquisition cost		₩ 1,250
Share of net asset amount	[4]	1,250
Carrying amount	[1]	₩ 1,250	[4]	₩ 0
Industry		Investment finance
Location		Korea

[1]	Gains (losses) on disposal of investments in associates and joint ventures amount to ￦ (10,552) million and ￦ 12,041 million for the years ended December 31, 2024 and 2025, respectively.
[2]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[3]	As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[4]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[5]	The ownership of Food Factory Co., Ltd. would be 30.00% as of December 31, 2023, considering the potential voting rights of convertible bonds.
[6]	As of December 31, 2024 and 2025, the Group participates in the investment management committee but cannot exercise control.